Loans - Aging Analysis of Loan Modifications (Details) - Northfield Bancorp, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	$ 4,957	$ 3,951
Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	4,782	1,093
30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	0	137
90 Days or More Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	0	0
Non-Accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	175	2,721
Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	3,054	673
Commercial mortgage | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	3,054	673
Commercial mortgage | 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	0	0
Commercial mortgage | 90 Days or More Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	0	0
Commercial mortgage | Non-Accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	0	0
Commercial and industrial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	1,903	3,077
Commercial and industrial | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	1,728	219
Commercial and industrial | 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	0	137
Commercial and industrial | 90 Days or More Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	0	0
Commercial and industrial | Non-Accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans	$ 175	2,721
Home equity and lines of credit
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans		201
Home equity and lines of credit | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans		201
Home equity and lines of credit | 30-89 Days Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans		0
Home equity and lines of credit | 90 Days or More Past Due
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans		0
Home equity and lines of credit | Non-Accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Total loans		$ 0